Interests in associates, joint ventures and other investments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Disclosure of principal associates and joint ventures [line items]
Interests in associates and joint ventures	£ 330.7	£ 813.0	[1]	£ 796.8
Imagina [member]
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	62.9
GIIR Inc [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	19.0	21.2
Interests in associates and joint ventures	41.2	37.7
High Co SA [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	32.8	39.4
Interests in associates and joint ventures	38.9	35.4
Associates and Other Investments [member]
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted	£ 7.5	£ 21.8

[1]	Figures have been restated as described in the accounting policies.